UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21154

        Nuveen Connecticut Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          02/28/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
February 28, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 4.0% (2.7% of Total Investments)

$2,590	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 2,563,789
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 19.9% (13.4% of Total Investments)

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, State University System,	11/07 at 101.00	AAA	1,068,350
	Series 1997B, 5.250%, 11/01/17 - AMBAC Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/12 at 100.00	AAA	1,091,360
	University System, Series 2003E, 5.000%, 11/01/15 - FGIC Insured

285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D,	1/15 at 100.00	Aaa	312,235
	5.000%, 7/01/15 - MBIA Insured

3,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	7/11 at 101.00	AAA	3,310,986
	2001G, 5.000%, 7/01/21 - AMBAC Insured

750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford,	7/12 at 101.00	AA	820,515
	Series 2002E, 5.500%, 7/01/22 - RAAI Insured

1,595	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	1,674,670
	University System, Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/09 at 100.00	AAA	1,584,435
	2002W, 5.125%, 7/01/27

500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/22 -	11/12 at 101.00	AAA	547,400
	FGIC Insured

1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21 - MBIA Insured	2/13 at 100.00	AAA	1,188,341

1,000	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/13 - MBIA Insured	No Opt. Call	AAA	1,105,540

	Healthcare - 1.2% (0.8% of Total Investments)

200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series	7/09 at 101.00	Aaa	212,832
	1999G, 5.000%, 7/01/18 - MBIA Insured

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series	7/12 at 101.00	AA	546,345
	2002B, 5.500%, 7/01/21 - RAAI Insured

	Housing/Multifamily - 1.2% (0.8% of Total Investments)

750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments,	No Opt. Call	BBB+	768,480
	Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Housing/Single Family - 3.7% (2.5% of Total Investments)

285	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2002F-3,	11/12 at 100.00	AAA	290,498
	5.250%, 5/15/33 (Alternative Minimum Tax)

2,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001D-2,	11/10 at 100.00	AAA	2,067,680
	5.150%, 11/15/22 (Alternative Minimum Tax)

	Industrials - 3.2% (2.2% of Total Investments)

2,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern	12/11 at 102.00	Baa2	2,060,040
	Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care - 12.1% (8.1% of Total Investments)

	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 - AMBAC Insured	6/12 at 101.00	AAA	1,060,600
1,500	5.000%, 6/15/32 - AMBAC Insured	6/12 at 101.00	AAA	1,558,110

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families and
	Children Inc., Series 2002A:
430	5.000%, 7/01/18 - AMBAC Insured	7/12 at 101.00	AAA	460,633
475	5.000%, 7/01/20 - AMBAC Insured	7/12 at 101.00	AAA	505,025
260	5.000%, 7/01/23 - AMBAC Insured	7/12 at 101.00	AAA	272,444
1,000	5.000%, 7/01/32 - AMBAC Insured	7/12 at 101.00	AAA	1,037,570

600	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church	4/07 at 102.00	BBB-	606,714
	Homes Inc. - Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

500	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park Baptist	12/11 at 102.00	BBB+	524,340
	Home Inc., Series 2003, 5.750%, 12/01/23

	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002:
650	5.125%, 8/01/22 - RAAI Insured	8/12 at 101.00	AA	688,493
1,000	4.750%, 8/01/32 - RAAI Insured	8/12 at 101.00	AA	999,050

	Tax Obligation/General - 34.0% (22.9% of Total Investments)

	Bethel, Connecticut, General Obligation Bonds, Series 2002:
525	5.000%, 11/01/18 - FGIC Insured	11/12 at 100.00	Aaa	565,268
525	5.000%, 11/01/19 - FGIC Insured	11/12 at 100.00	Aaa	563,787
525	5.000%, 11/01/20 - FGIC Insured	11/12 at 100.00	Aaa	562,312
525	5.000%, 11/01/21 - FGIC Insured	11/12 at 100.00	Aaa	558,768
525	5.000%, 11/01/22 - FGIC Insured	11/12 at 100.00	Aaa	556,133

1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 - MBIA Insured	No Opt. Call	AAA	1,117,720

500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 - FSA Insured	9/13 at 100.00	AAA	543,615

2,500	Connecticut, General Obligation Bonds, Series 2002D, 5.375%, 11/15/21	11/12 at 100.00	AA	2,770,850

1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.000%, 4/15/21	4/12 at 100.00	AA	1,062,860

545	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/13 - MBIA Insured	No Opt. Call	Aaa	604,100

450	Farmington, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 9/15/20	9/12 at 101.00	Aa1	483,917

1,000	Hartford, Connecticut, General Obligation Bonds, Series 2004, 5.500%, 8/15/11 - MBIA Insured	No Opt. Call	AAA	1,128,540

	New Canaan, Connecticut, General Obligation Bonds, Series 2002A:
950	4.500%, 5/01/19	5/11 at 100.00	Aaa	975,973
900	4.600%, 5/01/20	5/11 at 100.00	Aaa	927,306
500	4.700%, 5/01/21	5/11 at 100.00	Aaa	516,660

1,445	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 - AMBAC Insured	11/11 at 101.00	AAA	1,593,589

500	Newtown, Connecticut, General Obligation Bonds, Series 2004, 4.000%, 6/15/11	No Opt. Call	Aa2	520,890

	Southbury, Connecticut, General Obligation Bonds, Series 2002:
500	4.250%, 12/15/14	12/11 at 101.00	Aa3	520,070
500	4.375%, 12/15/15	12/11 at 101.00	Aa3	520,795
500	4.375%, 12/15/16	12/11 at 101.00	Aa3	517,680
500	4.500%, 12/15/17	12/11 at 101.00	Aa3	519,805
500	4.625%, 12/15/18	12/11 at 101.00	Aa3	521,920
500	4.625%, 12/15/19	12/11 at 101.00	Aa3	519,880
500	4.875%, 12/15/20	12/11 at 101.00	Aa3	527,485
500	4.875%, 12/15/21	12/11 at 101.00	Aa3	525,440
500	5.000%, 12/15/22	12/11 at 101.00	Aa3	532,320

	Stratford, Connecticut, General Obligation Bonds, Series 2002:
1,375	4.000%, 2/15/19 - FSA Insured	2/12 at 100.00	AAA	1,369,885
630	4.125%, 2/15/20 - FSA Insured	2/12 at 100.00	AAA	631,128

	Tax Obligation/Limited - 25.1% (16.9% of Total Investments)

	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,810	5.000%, 12/01/20 - AMBAC Insured	12/12 at 100.00	AAA	3,023,813
1,000	5.000%, 12/01/21 - AMBAC Insured	12/12 at 100.00	AAA	1,069,450
1,000	5.000%, 12/01/22 - AMBAC Insured	12/12 at 100.00	AAA	1,055,490

500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AAA	530,970
	5.000%, 1/01/23 - FGIC Insured

60	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B,	No Opt. Call	AA-	69,275
	6.125%, 9/01/12

1,245	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	1,367,732

3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 1997A, 5.000%,	1/08 at 101.00	AAA	3,654,665
	7/01/28 - AMBAC Insured

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series
	2002G:
890	5.250%, 7/01/17	7/12 at 100.00	A-	958,361
1,000	5.250%, 7/01/20	7/12 at 100.00	A-	1,072,220
1,045	5.250%, 7/01/21	7/12 at 100.00	A-	1,117,053

1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%,	No Opt. Call	AAA	1,124,655
	6/01/24 - AMBAC Insured

195	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB+	208,517
	8/01/29

750	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan	10/08 at 101.00	BBB	782,880
	Notes, Series 1998A, 5.500%, 10/01/22

	Transportation - 0.7% (0.4% of Total Investments)

415	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%,	No Opt. Call	AAA	471,743
	12/01/15 - AMBAC Insured

	U.S. Guaranteed *** - 22.6% (15.2% of Total Investments)

3,510	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/18 (Pre-refunded to	8/11 at 100.00	AAA	3,902,734
	8/15/11) - FGIC Insured

500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	563,485
	5.375%, 7/01/18 (Pre-refunded to 7/01/12) - FSA Insured

400	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001A,	10/11 at 100.00	AAA	434,508
	4.800%, 10/01/18 (Pre-refunded to 10/01/11) - FSA Insured

2,910	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1998B, 5.000%,	7/08 at 101.00	AAA	3,150,453
	7/01/24 (Pre-refunded to 7/01/08) - MBIA Insured

4,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	4,409,120
	10/01/40

570	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB+***	641,341
	8/01/29 (Pre-refunded to 2/01/12)

1,220	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AA***	1,371,890
	to 4/01/12)

	Utilities - 8.4% (5.7% of Total Investments)

720	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	Baa1	765,482
	Power Company, Series 1993A, 5.850%, 9/01/28

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
	Project, Series 1993A:
1,000	5.500%, 1/01/14 (Alternative Minimum Tax)	7/05 at 100.00	BBB	1,019,700
305	5.500%, 1/01/20 (Alternative Minimum Tax)	7/05 at 100.00	BBB	307,379

3,050	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	3,290,005
	Insured

	Water and Sewer - 12.4% (8.4% of Total Investments)

1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,290,181

2,000	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003B, 5.000%, 10/01/12	No Opt. Call	AAA	2,207,540

765	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company,	9/06 at 102.00	A	796,977
	Series 1996, 6.000%, 9/01/36 (Alternative Minimum Tax)

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series
	2003A:
2,050	5.000%, 8/01/20 - MBIA Insured	8/13 at 100.00	AAA	2,196,698
1,140	5.000%, 8/01/33 - MBIA Insured	8/13 at 100.00	AAA	1,189,713

250	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A,	11/13 at 100.00	AA+	260,100
	5.000%, 11/15/32

$88,985	Total Long-Term Investments (cost $91,978,676) - 148.5%			94,989,301

	Other Assets Less Liabilities - 1.5%			996,961

	Preferred Shares, at Liquidation Value - (50.0)%			(32,000,000)

	Net Assets Applicable to Common Shares - 100%			$63,986,262

Forward Swap Contracts outstanding at February 28, 2005:
				Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JP Morgan dated January 11, 2004, to pay
semi-annually the notional amount multiplied by 5.235%
(annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States Dollar-London
Inter-Bank Offered Rates).	$1,800,000	8/17/05	8/17/25	$(12,795)

Agreement with Morgan Stanley dated December 8, 2004, to pay semi-annually the notional amount multiplied by 5.313% (annualized)
and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	1,300,000	7/18/05	7/18/35	(20,635)

				$(33,430)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment
	accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At February 28, 2005, the cost of investments was $91,965,576.

	Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$3,172,229
	Depreciation	(148,504)

	Net unrealized appreciation of investments	$3,023,725

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/29/05

* Print the name and title of each signing officer under his or her signature.